Schedule of Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, balance as of June 30, 2022	$ 22,275,313	$ 40,937,370		[1]
Goodwill acquired during the year		11,292,685	40,964,350
Foreign currency translation	(1,282,038)	(2,982,111)	(26,980)
Balance	49,247,944	40,937,370
Accumulated goodwill impairment charges	(26,972,631)
Impairment charges		(26,972,631)
Balance		49,247,944	40,937,370
Accumulated goodwill impairment charges		(26,972,631)
Goodwill, balance as of September 30, 2022	20,993,275	22,275,313	40,937,370
EEG iGaming [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, balance as of June 30, 2022	19,660,481	15,109,012		[1]
Goodwill acquired during the year		11,292,685	15,146,258
Foreign currency translation	(1,282,038)	(2,888,340)	(37,246)
Balance	23,513,357	15,109,012
Accumulated goodwill impairment charges	(3,852,876)
Impairment charges		(3,852,876)
Balance		23,513,357	15,109,012
Accumulated goodwill impairment charges		(3,852,876)
Goodwill, balance as of September 30, 2022	18,378,443	19,660,481	15,109,012
EEG Games [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, balance as of June 30, 2022	2,614,832	25,828,358		[1]
Goodwill acquired during the year			25,818,092
Foreign currency translation		(93,771)	10,266
Balance	25,734,587	25,828,358
Accumulated goodwill impairment charges	(23,119,755)
Impairment charges		(23,119,755)
Balance		25,734,587	25,828,358
Accumulated goodwill impairment charges		(23,119,755)
Goodwill, balance as of September 30, 2022	$ 2,614,832	$ 2,614,832	$ 25,828,358

[1]	As of July 1, 2020 the Company had not yet acquired any goodwill.